Condensed Statements Of Changes In Shareholders' Deficit (Unaudited) (Q3) - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 07, 2020		$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Dec. 07, 2020		0
Net income (loss)		$ 0	0	(10,951)	(10,951)
Balance at Dec. 31, 2020		$ 0	0	(10,951)	(10,951)
Balance (in Shares) at Dec. 31, 2020		0
Issuance of Founder Shares		$ 863	24,137		25,000
Issuance of Founder Shares (in Shares)		8,625,000
Sale of Units in Initial Public Offering, less initial fair value of public warrants and forward purchase agreements, net of offering expenses, plus excess cash received over initial fair value of private warrants	$ 3,450		304,601,152		304,604,602
Sale of Units in Initial Public Offering, less initial fair value of public warrants and forward purchase agreements, net of offering expenses, plus excess cash received over initial fair value of private warrants (in Shares)	34,500,000
Class A ordinary shares subject to possible redemption	$ (3,450)		(304,625,289)	(40,371,261)	(345,000,000)
Class A ordinary shares subject to possible redemption (in shares)	(34,500,000)
Net income (loss)				(1,183,957)	(1,183,957)
Balance at Mar. 31, 2021		$ 863		(41,566,169)	(41,565,306)
Balance (in Shares) at Mar. 31, 2021		8,625,000
Net income (loss)				(1,551,509)	(1,551,509)
Balance at Jun. 30, 2021		$ 863		(43,117,678)	(43,116,815)
Balance (in Shares) at Jun. 30, 2021		8,625,000
Net income (loss)				7,757,409	7,757,409
Balance at Sep. 30, 2021		$ 863		$ (35,360,269)	$ (35,359,406)
Balance (in Shares) at Sep. 30, 2021		8,625,000